Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 96	$ 97
Share-based compensation expense	7	8
Net benefit on options exercised	(4)	(9)
Balance, end of year	$ 99	$ 96